UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2015

Date of reporting period:	7/31/2014

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.6%
Alabama — 0.6%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$522,170
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%	10/01/48	500	530,795
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800%	05/01/34	1,000	1,110,870
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250%	11/01/33	1,750	1,963,255

				4,127,090

Arizona — 3.5%
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	7.250%	04/01/40	1,500	1,702,125
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	4.000%	09/01/29	3,000	2,999,910
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	5.750%	09/01/29	3,500	3,546,655
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, ACA	5.250%	10/01/19	3,135	3,287,141
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/32	4,125	4,521,536
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/37	5,490	5,992,500
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250%	12/01/42	1,000	1,049,590

				23,099,457

California — 10.4%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Senior Cmnty., Rfdg.	6.125%	07/01/41	775	856,375
California Cnty. Tob. Secur. Agcy., Rev., Conv., CABS (Converted to Fixed on 12/01/10)	5.250%	06/01/21	3,080	3,050,894
California Cnty. Tob. Secur. Corp. Agcy., Rev., Conv., CABS, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,750	1,543,815
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,770	2,048,775
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	750	855,038
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	500	527,590
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,142,470
California St., Var. Purp., GO	6.000%	04/01/38	3,500	4,118,975
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,799,220
California St. Mun. Fin. Auth. Chrt. Sch. Rev., Partnerships Uplift Cmnty. Proj., Ser. A	5.250%	08/01/42	1,380	1,406,165
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000%	12/01/31	1,000	1,119,560
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	5.750%	10/01/30	750	878,138
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1	6.375%	11/01/34	750	904,410
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	5.000%	11/01/40	2,000	2,091,500
California Statewide Cmntys. Dev. Auth. Rev., Sch. Fac., Aspire Pub. Sch.	6.000%	07/01/30	995	1,027,188
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes	7.250%	11/15/41	500	573,140
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000%	09/01/34	500	531,600

Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Ser. A	5.000%	06/01/45	1,000	1,019,870
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Ser. A-2, CABS (Converted to Fixed on 12/01/12)	5.300%	06/01/37	5,000	3,951,800
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	4.500%	06/01/27	5,745	5,091,851
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750%	06/01/47	6,515	5,208,547
Inland Valley CA Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000%	09/01/44	1,000	1,066,610
Lake Elsinore Spl. Tax Cmnty. Facs., Dist.-2-Area A, Ser. A	5.450%	09/01/36	1,460	1,460,832
Lincoln CA Pub. Fing., Auth. Rev., Twelve Bridges Sub., Ser. B	6.000%	09/02/27	1,000	1,085,870
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%	11/15/35	2,980	3,251,299
Los Angeles CA Regl. Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., Ser. B, AMT	7.500%	12/01/24	3,000	3,058,200
M-S-R Energy Auth. Calif., Ser. A	6.500%	11/01/39	2,000	2,603,360
M-S-R Energy Auth. Calif., Ser. A	7.000%	11/01/34	1,650	2,237,218
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%	11/01/41	1,800	1,849,752
Port of Oakland, Ser. O, AMT, Rfdg.	5.125%	05/01/31	1,000	1,086,240
Riverside Cnty. Calif. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%	10/01/40	2,000	2,227,960
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500%	12/01/41	1,000	1,150,160
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000%	12/01/26	500	609,980
San Francisco City & Cnty. Arpts. Second Ser., Ser. C, AMT, Rfdg.	5.000%	05/01/25	1,000	1,125,920
Santa Margarita CA Wtr. Dist. Spl. Tax Cmty. Facs. Dist., Ser. 2013-1, Village of Sendero	5.625%	09/01/36	675	730,728
South Bayside CA Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000%	09/01/36	500	554,050
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A	4.750%	06/01/23	4,120	4,000,808
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	5.300%	09/01/36	1,000	1,010,800

				68,856,708

Colorado — 1.8%
Colorado Edl. & Cultural Fac. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj.	5.375%	07/01/44	1,350	1,366,497
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	5.750%	01/01/37	1,500	1,523,370
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250%	01/01/37	550	549,972
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.125%	05/15/37	1,240	1,262,940
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.250%	05/15/42	2,500	2,551,075
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375%	09/01/26	1,000	1,095,600
Plaza Co. Met Dist. 1 Rev., Rfdg.	5.000%	12/01/40	1,000	1,012,170
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500%	11/15/38	1,775	2,302,335

				11,663,959

Connecticut — 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,351,350
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	7.750%	01/01/43	1,000	1,043,740
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	7.875%	04/01/39	2,000	2,322,200

				4,717,290

Delaware — 0.2%
Delaware St. Hlth. Fac. Auth., Nanticoke Memorial Hosp., Ser. A	5.000%	07/01/32	1,375	1,352,574

District of Columbia — 1.3%
Dist. of Columbia, Rev., Assn. Amern. Med. Colleges, Ser. A, Rmkt.	4.000%	10/01/41	750	720,623
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000%	06/01/42	1,500	1,522,365
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	400	439,260
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/43	850	956,054
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/48	725	809,767
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Rfdg., Ser. A	5.000%	10/01/53	2,500	2,571,775
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,500	1,674,525

				8,694,369

Florida — 8.8%
Boggy Creek Impt. Dist. Rev., Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	2,945	2,977,689
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,598,730
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	2,300	2,512,704
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,448,350
Citizens Ppty. Ins. Corp., Sr. Sec’d., High Act, Ser. A-1	6.000%	06/01/16	1,500	1,650,930
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,177,160
Cityplace CDD Spl. Assmt. Rev., Rfdg.	5.000%	05/01/26	1,000	1,103,200
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A, 144A	8.125%	05/15/44	2,000	2,145,460
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	552,810
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,137,350
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750%	06/15/42	2,000	2,156,240
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000%	09/15/40	1,750	1,775,777
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000%	11/15/36	3,500	3,328,220
Highlands Cmnty. Dev., Spl. Assmt.(a)	5.550%	05/01/36	165	119,501
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(b)	8.000%	08/15/32	1,000	1,326,920
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric	5.650%	05/15/18	1,000	1,151,820
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(c)	5.750%	05/01/36	1,860	1,116,279
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., AMT	5.300%	05/01/37	3,000	2,999,820
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., Rfdg., AMT	3.950%	12/15/21	1,000	1,017,020
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., Rfdg., AMT	4.200%	12/15/25	1,000	1,006,430
Midtown Miami Cmnty. Dev. Dist., Spl. Assmt., Pkg. Garage Proj., Ser. A	5.000%	05/01/37	750	755,760
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000%	10/01/42	2,000	2,050,000
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750%	10/01/43	1,500	1,615,785
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A	7.500%	06/01/49	1,000	1,107,780
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. C	6.000%	06/01/21	1,750	1,855,297
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625%	07/01/39	1,000	1,061,300
Seminole Tribe Rev., Spl. Oblig., Ser. A, 144A (original cost $1,013,820; purchased 09/27/07)(d)(e)	5.500%	10/01/24	1,000	1,087,410
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	5.250%	10/01/34	1,250	1,331,063

South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250%		04/01/39	1,910	2,089,464
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	6.000%		08/01/45	1,000	1,072,680
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A	6.500%		11/15/39	1,500	1,763,730
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev., Phase I, Rfdg.	3.500%		05/01/28	975	946,920
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev., Phase I, Rfdg.	4.000%		05/01/33	490	485,507
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Phase II, Rfdg.	6.125%		05/01/39	2,365	2,619,427
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.	7.000%		05/01/41	890	1,085,337
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev., Rfdg.	5.500%		05/01/42	2,360	2,538,369
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.	5.125%		05/01/43	1,165	1,165,280
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.	6.000%		05/01/44	1,000	1,053,420

					57,986,939

Georgia — 1.4%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000%		01/01/30	500	538,585
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B	5.500%		01/01/33	1,000	1,064,510
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A	8.750%		06/01/29	2,000	2,484,440
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. B, AMT	9.000%		06/01/35	985	1,032,832
Coffee Cnty. Hosp. Auth. Rev., Coffee Regl. Med. Ctr. Inc., Rfdg.	5.000%		12/01/15	400	402,936
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	6.125%		02/15/34	1,200	1,214,592
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%		02/01/20	1,000	1,214,820
Marietta Dev. Auth. Rev., Life Univ.	7.000%		06/15/39	1,000	1,027,760

					8,980,475

Guam — 0.2%
Guam Gov. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%		07/01/35	500	530,485
Guam Govt., Ser. A, GO	7.000%		11/15/39	1,000	1,103,550

					1,634,035

Hawaii — 1.0%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A	5.500%		07/01/40	1,000	1,074,490
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750%		07/01/40	500	545,675
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A	9.000%		11/15/44	1,000	1,164,080
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500%		07/01/43	2,500	2,781,800
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500%		07/01/39	1,000	1,146,790

					6,712,835

Idaho — 0.3%
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750%		11/01/37	1,000	1,119,270
Idaho St. Hsg. & Fin. Assn. Nonprofit Facs. Rev. Rfdg., N. Star Chrt. Sch., Ser. A	6.750%		07/01/48	529	452,740
Idaho St. Hsg. & Fin. Assn. Nonprofit Facs. Rev. Rfdg., N. Star Chrt. Sch., Ser. B	9.990	%(f)	07/01/49	2,888	95,887

					1,667,897

Illinois — 6.0%
Chicago IL Proj., Ser. A, GO	5.000%	01/01/40	2,000	2,004,260
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C	6.500%	01/01/41	1,000	1,196,400
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C, AMT	5.375%	01/01/39	1,500	1,606,245
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,676,970
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/31	2,500	2,466,725
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/36	5,000	4,789,100
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,500	1,731,720
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%	05/01/28	1,500	1,636,545
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	7.750%	08/15/34	1,000	1,235,350
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	7.250%	11/01/38	3,405	4,044,016
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. C	6.625%	11/01/39	1,000	1,135,130
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs.	7.000%	08/15/44	3,000	3,433,470
Illinois Fin. Auth. Rev., Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	5.000%	05/01/30	5,000	5,046,200
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A	6.000%	08/15/38	1,500	1,606,920
Illinois St., GO	5.000%	08/01/25	1,000	1,059,810
Illinois St., GO	5.000%	02/01/39	1,500	1,511,280
Illinois St., GO	5.000%	05/01/39	1,000	1,007,600
Railsplitter Tob. Settlement Auth. Rev.	6.000%	06/01/28	2,250	2,618,820

				39,806,561

Indiana — 1.6%
Indiana St. Fin. Auth. Rev., 21st Century Chrt. Sch. Proj., Ser. A	6.250%	03/01/43	1,500	1,438,350
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000%	10/01/39	1,000	1,023,280
Indiana St. Fin. Auth. Rev., Duke Energy Indl., Ser. B	6.000%	08/01/39	1,000	1,120,580
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%	09/01/34	500	527,410
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%	09/01/40	750	786,787
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	5.750%	01/01/38	1,000	1,118,640
Valparaiso, In. Rev., Pratt Paper LLC Proj., AMT	5.875%	01/01/24	1,000	1,106,340
Valparaiso, In. Rev., Pratt Paper LLC Proj., AMT	7.000%	01/01/44	1,500	1,672,320
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	7.750%	09/01/31	1,500	1,700,865

				10,494,572

Iowa — 1.9%
Altoona Urban Renewal Tax Rev., Annual Appr.	6.000%	06/01/43	1,000	1,057,970
Ames. IA Hosp., Mary Greely Med. Ctr. Rev.	5.250%	06/15/36	1,000	1,058,360
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.250%	12/01/25	4,600	4,848,078
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.500%	12/01/22	5,350	5,578,445

				12,542,853

Kansas — 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%	11/15/38	1,000	1,121,050

Kentucky — 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%	06/01/40	3,500	3,918,775
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	555,925
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625%	09/01/39	500	536,785

				5,011,485

Louisiana — 1.8%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Westlake Chem. Corp., Ser. A-2	6.500%		11/01/35	1,000	1,147,980
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Woman’s Hosp. Fndtn., Ser. A	6.000%		10/01/44	2,000	2,277,440
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries Hosp.	6.750%		07/01/39	2,000	2,259,380
Louisiana St. Citizens Ppty. Ins., Assmt. Rev., Ser. C-2 Rmkt. AGC	6.750%		06/01/26	2,000	2,369,680
New Orleans Sewerage Serv. Rev., Rfdg.	5.000%		06/01/44	1,000	1,069,670
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%		12/01/40	2,500	2,645,350

					11,769,500

Maine — 0.3%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500%		07/01/32	2,000	2,309,440

Maryland — 2.1%
Anne Arundel Cnty. Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	6.250%		07/01/40	2,000	2,128,820
Frederick Cnty. Spl. Oblig., Rev., Jefferson Tech. Park, Ser. B	7.125%		07/01/43	2,000	2,179,720
Frederick Cnty. Spl. Oblig., Rev., Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500%		07/01/40	4,785	4,814,236
Howard Cnty. Spl. Oblig., Annapolis Junction Twn. Ctr. Proj., Tax Alloc.	6.100%		02/15/44	1,420	1,498,725
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200%		09/01/22	1,000	1,191,830
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg.	6.250%		01/01/41	1,500	1,641,330
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%		07/01/41	600	678,828

					14,133,489

Massachusetts — 1.4%
Massachusetts St. Dev. Fin. Agcy. Rev., Alliance Hlth., Ser. A	7.100%		07/01/32	3,440	3,441,032
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. A-1	6.250%		11/15/46	709	558,143
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. A-2	5.500%		11/15/46	38	26,104
Massachusetts St. Dev. Fin. Agcy. Rev., Linden Ponds, Inc. Fac., Ser. B	13.230	%(f)	11/15/56	187	831
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250%		01/01/32	2,000	2,414,860
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%		07/01/32	3,000	3,088,380

					9,529,350

Michigan — 3.7%
Detroit Mich. Sewer Disp. Rev., Sr. Lien, Ser. B, Rmkt., AGM	7.500%		07/01/33	1,000	1,094,380
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A	6.250%		07/01/40	3,000	3,106,530
Michigan Pub. Edl. Facs. Auth. Rev., Ltd. Oblig.-Black River Sch., Rfdg.	5.800%		09/01/30	1,250	1,192,400
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%		10/15/41	750	828,278
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth.	5.750%		11/15/39	1,000	1,077,670
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare Corp.	5.750%		05/15/38	1,500	1,686,225
Michigan St. Strategic Fund Rev. Var. Detroit Ed. Rmkt. Rfdg.	5.625%		07/01/20	1,000	1,185,680

Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500%	12/01/20	2,000	2,130,840
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. D	5.000%	09/01/39	1,000	1,068,240
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V (Prerefunded 09/01/18)(b)	8.250%	09/01/39	2,150	2,773,048
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W	6.000%	08/01/39	1,000	1,113,280
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	5.000%	03/01/33	2,000	2,009,940
Summit Academy Rev., Rfdg., North Pub. Sch. Academy	5.500%	11/01/30	1,500	1,413,765
Summit Academy Rev., Rfdg., Pub. Sch. Academy	6.250%	11/01/25	2,060	2,064,903
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000%	12/01/28	1,500	1,603,140

				24,348,319

Minnesota — 0.3%
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Proj.	6.000%	11/15/35	1,000	1,040,310
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT	4.500%	10/01/37	1,000	920,840

				1,961,150

Mississippi — 0.2%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	6.500%	09/01/32	1,000	1,121,680

Missouri — 1.5%
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%	11/01/39	1,500	1,585,155
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000%	02/01/41	1,000	1,090,190
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000%	02/01/44	4,000	4,146,960
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750%	12/01/42	2,100	2,108,484
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875%	09/01/43	1,000	1,069,990

				10,000,779

Nevada — 0.2%
Clark Cnty. Impt. Dist. Spl. Impvt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000%	08/01/23	1,640	1,617,319

New Jersey — 10.0%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	5.625%	01/01/38	1,000	1,006,880
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT	5.750%	09/15/27	1,000	1,058,730
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., Rmkt., AMT	5.500%	06/01/33	2,000	2,097,780
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250%	09/15/29	5,000	5,151,500
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875%	09/15/19	3,965	4,050,168
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125%	09/15/23	5,000	5,223,850
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625%	11/15/30	2,000	2,124,580
New Jersey Econ. Dev. Auth. Rev., GMT Realty LLC, Ser. B, AMT, Rfdg.	6.875%	01/01/37	3,000	3,022,620
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	1,474,582

New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000%		10/01/43	1,700	1,853,680
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000%		06/15/37	1,500	1,525,485
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125%		06/15/43	1,100	1,121,340
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp.	6.000%		07/01/41	500	578,845
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg.	5.625%		07/01/37	1,000	1,085,980
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Josephs Healthcare Sys.	6.625%		07/01/38	3,000	3,243,210
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750%		07/01/33	2,000	2,203,480
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry, Ser. B, Rfdg. (Prerefunded 06/01/19)(b)	7.500%		12/01/32	1,000	1,292,500
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converts to 5.150% on 01/01/15)	3.000	%(f)	01/01/35	4,000	4,114,320
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. A	5.875%		12/15/38	2,000	2,324,280
Salem Cnty. Poll. Ctrl. Fing. Auth. Rev., Chambers Proj., Ser. A, AMT, Rfdg.	5.000%		12/01/23	2,000	2,212,860
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	4.500%		06/01/23	6,825	6,693,482
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	4.625%		06/01/26	8,000	6,911,360
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	4.750%		06/01/34	3,000	2,235,000
Tob. Settlement Fin. Corp., NJ Rev., Rfdg., Ser. 1A	5.000%		06/01/41	4,355	3,219,216

					65,825,728

New York — 3.1%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	6.375%		07/15/43	1,250	1,392,900
Build NYC Resource Corp. Rev., Bronx Chrt. Sch. For Excellence Proj., Ser. A	5.500%		04/01/43	1,000	1,034,030
Build NYC Resource Corp. Rev., S. Bronx Chrt. Sch. For Intl., Ser. A	5.000%		04/15/43	1,000	860,140
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, CABS	10.620	%(f)	06/01/47	5,000	167,300
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-2nd Sub., Ser. C, CABS	10.880	%(f)	06/01/50	4,000	89,800
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	6.000%		05/01/33	1,500	1,750,560
New York City Indl. Dev. Agcy. Rev., JetBlue Airways Corp. Proj., AMT	5.125%		05/15/30	500	499,955
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.500%		08/01/16	600	631,200
New York City Indl. Dev. Agcy. Rev., Spl. Fac., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.750%		08/01/31	2,400	2,649,336
New York City Indl. Dev. Agcy. Rev., Spl. Fac., Terminal One Group Assn. Proj., AMT	5.500%		01/01/24	2,450	2,598,225
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750%		11/15/51	1,750	1,961,820
New York Liberty Dev. Corp. Rev., 7 World Trade Center, Class 1	5.000%		09/15/40	1,000	1,099,550
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	6.000%		07/01/40	1,000	1,114,440
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012	5.000%		07/01/42	1,000	974,980
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%		12/01/20	500	577,690
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000%		12/01/42	2,500	2,868,200

					20,270,126

North Carolina — 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	6.750%	01/01/24	1,000	1,170,030
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%	01/01/39	750	768,375

				1,938,405

North Dakota — 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg.	5.000%	07/01/35	750	787,508

Ohio — 3.2%
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	6,450	5,385,169
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.375%	06/01/24	2,995	2,533,381
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	6,500	5,266,235
Buckeye OH Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	6.500%	06/01/47	1,750	1,467,515
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,305,062
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	6.250%	12/01/34	600	686,148
Lucas Cnty. OH Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	6.000%	11/15/41	750	861,863
Lucas Cnty. OH Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	6.500%	11/15/37	875	1,046,885
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250%	08/01/41	1,200	1,268,280
Ohio Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation, Ser. C	5.625%	06/01/18	500	557,920
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	5.875%	06/01/33	500	543,840
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Nuclear Generation, Ser. B (Mandatory put date 06/03/19)	4.000%	12/01/33	250	263,828

				21,186,126

Oklahoma — 1.1%
Oklahoma Cnty. Fin. Auth. Rev., Epworth Villa Proj., Ser. A	5.125%	04/01/42	1,750	1,435,035
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%	02/15/42	1,500	1,594,770
Tulsa Cnty. OK Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A	7.125%	11/01/30	1,000	1,096,720
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT	5.500%	06/01/35	3,000	3,098,250

				7,224,775

Oregon — 0.2%
Salem OR Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000%	05/15/42	1,000	1,047,350

Pennsylvania — 5.0%
Beaver Cnty. Indl. Dev. Auth. Rev., FirstEnergy, Ser. A, Rfdg. (Mandatory put date 06/01/20)	3.500%	04/01/41	1,000	1,012,090
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	7.250%	07/01/39	1,000	1,166,030

Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375%		12/01/41	2,700	2,995,326
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp.	6.125%		01/01/45	2,000	2,090,580
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250%		01/01/41	1,000	995,000
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran	6.375%		01/01/39	1,000	1,079,700
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000%		07/01/46	1,000	1,018,760
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	5.900%		07/01/40	1,000	1,011,910
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%		06/01/41	1,450	1,562,781
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Luke’s Hosp. Proj., Ser. A	5.500%		08/15/35	1,000	1,044,040
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj. Ser. F, AMBAC, AMT, Rfdg.	4.625%		12/01/18	4,500	4,624,785
Pennsylvania Econ. Dev. Fin. Auth., Res. Recov., Colver Proj. Ser. G, AMT, Rfdg.	5.125%		12/01/15	600	612,606
Pennsylvania Econ. Dev. Fin. Auth., Swr. Sludge Disp. Rev., Philadelphia Biosolids Fac.	6.250%		01/01/32	750	818,265
Pennsylvania Econ. Dev. Fin. Auth., US Airways Grp., Ser. B, Gty. Agmt.	8.000%		05/01/29	490	577,480
Philadelphia Arpt. Rev., Ser. A, AMT, Rfdg.	5.000%		06/15/27	2,500	2,712,625
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A	7.250%		06/15/43	2,000	2,147,020
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625%		12/15/41	2,000	2,251,660
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625%		12/15/41	1,000	1,071,300
Philadelphia Hosp. & Higher Ed. Fac. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500%		07/01/26	750	770,460
Philadelphia, PA, GO, Ser. B, AGM (Prerefunded 07/15/16)(b)	7.125%		07/15/38	1,500	1,697,655
Susquehanna Area Regl. Arpt. Auth., AMT, Ser. A	6.500%		01/01/38	1,500	1,626,060

					32,886,133

Puerto Rico — 3.4%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%		07/01/37	1,350	950,130
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	1,125	790,279
Puerto Rico Comnwlth., Govt. Dev. Bank Sr. Notes., Ser. C, AMT	5.250%		01/01/15	3,410	3,325,602
Puerto Rico Comnwlth., Pub. Impt., Ser. A, GO, Rfdg.	5.500%		07/01/39	2,000	1,477,660
Puerto Rico Comnwlth., Ser. A, GO	8.000%		07/01/35	6,200	5,580,062
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Ser. A	6.750%		07/01/36	2,000	985,020
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250%		07/01/40	2,000	975,020
Puerto Rico Hwy & Transn. Auth. Rev., Ser. X, Unrefunded, Rfdg.	5.500%		07/01/15	750	642,495
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. M, Rfdg.	6.000%		07/01/20	2,500	1,939,325
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. P, Rfdg.	6.750%		07/01/36	750	575,153
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS	9.000	%(f)	08/01/33	5,000	938,750
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	1,500	1,073,340
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750%		08/01/37	1,000	762,500
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	2,150	1,628,711
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	5.000%		08/01/43	750	511,875

					22,155,922

Rhode Island — 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fin., Lifespan Oblig., Ser. A	7.000%		05/15/39	2,000	2,218,520

South Carolina — 0.1%
South Carolina St. Pub. Srv. Auth., Rev., Ser. E	5.000%		12/01/48	750	804,878

South Dakota — 0.3%
South Dakota St. Hlth. & Edl. Facs. Auth. Avera Hlth., Ser. A	5.000%		07/01/42	1,655	1,760,258

Tennessee — 2.1%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Catholic Hlth., Ser. A	5.250%		01/01/45	2,000	2,172,640
Johnson City Hlth. & Edl Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A	6.000%		07/01/38	1,000	1,116,120
Johnson City Hlth. & Edl Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, NATL, ETM, Rfdg.(b)	6.750%		07/01/17	2,000	2,305,340
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth. Ser. A, CABS	5.530	%(f)	01/01/35	1,000	328,490
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd., Impt. Blakeford at Green Hills, Rfdg.	5.000%		07/01/37	850	883,175
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	9.500%		12/01/19	3,600	3,616,200
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%		12/01/42	1,000	984,700
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,117,770
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/25	1,500	1,686,465

					14,210,900

Texas — 11.4%
Austin Convention Enterprises, Inc. Convention Ctr. Rfdg., Second Tier, Ser. B, 144A	5.750%		01/01/24	3,405	3,494,245
Austin Convention Enterprises, Inc. Convention Ctr. Rfdg., Second Tier, Ser. B, 144A	5.750%		01/01/34	1,000	1,010,260
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Elec. Rmkt., Rfdg., Ser. A(c)	8.250%		10/01/30	3,000	277,500
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(c)	5.400%		05/01/29	2,000	185,000
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg. (Mandatory put date 10/01/14)(c)	5.400%		10/01/29	1,000	92,500
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	6.125%		04/01/45	2,000	2,283,360
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	5.750%		01/01/25	1,000	1,103,570
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000%		01/01/41	2,000	2,228,520
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.000%		01/01/43	500	523,940
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000%		08/15/42	1,000	1,055,480
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750%		08/15/41	1,000	1,096,140
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%		08/15/43	1,000	1,145,540
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A	9.000%		02/15/38	2,000	2,091,000
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	6.125%		12/01/40	3,000	3,360,480
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A (Prerefunded 09/01/14)(b)	7.125%		09/01/34	3,000	3,017,040

Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250%		09/01/44	1,370	1,381,686
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,119,140
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., AMT	6.625%		07/15/38	1,500	1,669,125
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT	5.000%		07/01/25	250	280,685
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT	5.000%		07/01/32	1,000	1,067,250
Houston Arpt. Sys. Rev., Rfdg., United Airlines Inc., AMT	5.000%		07/01/29	1,500	1,513,845
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000%		02/15/42	1,250	1,315,512
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	6.500%		05/15/31	1,000	1,170,600
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A	6.375%		08/15/44	1,000	1,117,060
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Prerefunded 08/15/19)(b)	7.500%		08/15/41	2,000	2,582,300
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt., Ser. A, Unrefunded Balance	7.250%		05/15/37	95	99,435
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Rfdg., Ser. B-1	4.000%		06/01/30	1,000	991,840
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Rfdg., Ser. B-2	4.000%		06/01/30	1,800	1,785,312
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt.	6.300%		11/01/29	1,000	1,140,830
New Hope Cultural Ed. Fac. Corp. Rev., CHF Collegiate Housing College Station I LLC, Texas A&M Univ., AGM	5.000%		04/01/46	250	265,525
North Tex. Edu. Fin. Corp., Uplift Edu., Ser. A	5.250%		12/01/47	1,000	1,061,190
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250%		01/01/39	1,500	1,736,520
North Tex. Twy. Auth. Rev., First Tier, Ser. A, Rfdg.	5.750%		01/01/40	3,500	3,911,635
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000%		01/01/38	2,000	2,308,660
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg.	5.750%		01/01/38	2,500	2,778,300
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	6.500%		08/15/39	1,000	1,122,250
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(c)	6.150%		08/01/22	1,000	92,500
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.700%		08/15/40	1,000	1,154,570
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. A	5.250%		12/15/26	4,100	4,752,679
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. B	0.855	%(g)	12/15/26	1,500	1,318,290
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. III	5.000%		12/15/32	1,000	1,050,170
Texas Mun. Pwr. Agcy. Rev., NATL, ETM, CABS, Rfdg.(b)	0.150	%(f)	09/01/15	50	49,917
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, LBJ Infrastructure	7.000%		06/30/40	4,670	5,546,139
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners	6.875%		12/31/39	2,000	2,347,820
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750%		06/30/43	500	593,565
Texas Priv. Activity Surface Transn. Corp., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000%		12/31/38	1,500	1,824,510
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	6.200%		02/15/40	1,000	1,114,620
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Prerefunded 02/15/15)(b)	5.375%		02/15/37	1,000	1,027,360

					75,255,415

Vermont — 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	5.400%		05/01/33	1,100	1,124,629

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	6.750%		10/01/37	750	824,648

Virginia — 2.5%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	5.240	%(f)	07/15/40	1,000	603,510
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	6.875%		03/01/36	1,250	1,429,713
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., AMT	8.000%		09/01/26	4,465	4,464,777
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250%		01/01/32	2,055	2,197,699
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500%		01/01/42	3,000	3,224,700
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000%		01/01/40	4,780	4,886,737

					16,807,136

Washington — 2.2%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%		04/01/30	1,000	1,000,910
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.375%		12/01/22	1,190	1,220,928
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750%		12/01/35	625	668,662
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A	5.000%		12/01/37	3,000	3,076,290
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250%		06/01/32	1,160	1,269,748
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg.	5.000%		12/01/42	1,000	1,048,060
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	5.500%		07/01/30	1,115	1,226,333
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000%		07/01/38	1,100	1,177,187
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp.	5.625%		10/01/38	1,250	1,432,312
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, 144A	7.375%		01/01/44	2,000	2,153,020

					14,273,450

Wisconsin — 0.7%
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.000%		07/01/42	1,500	1,511,145
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.250%		07/01/28	1,000	1,057,290
Pub. Fin. Auth. Chrt. Sch. Rev., Voyager Fndtn., Inc. Proj., Ser. A	6.200%		10/01/42	1,000	1,026,940
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Eastcastle Place, Inc. Proj.	6.125%		12/01/34	1,000	854,800

					4,450,175

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%		07/15/39	500	554,605

TOTAL LONG-TERM INVESTMENTS (cost $626,637,754)					650,867,862

SHORT-TERM INVESTMENT — 0.6%
Texas
Gulf Coast Wste. Disp. Auth. Adj. Rfdg., Exxon Proj., FRDD (Mandatory put date 08/07/14) (cost $4,000,000)	0.050	%(g)	06/01/20	4,000	4,000,000

TOTAL INVESTMENTS — 99.2% (cost $630,637,754)(h)					654,867,862
Other assets in excess of liabilities(i) — 0.8%					5,536,867

NET ASSETS — 100.0%					$660,404,729

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
CDD	Community Development District
COP	Certificates of Participation
ETM	Escrowed to Maturity
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
NATL	National Public Finance Guaranty Corp.

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Indicates a restricted security; the original cost of the restricted security is $1,013,820. The value, $1,087,410, is approximately 0.2% of net assets.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents a zero coupon or step bond. Rate quoted represents effective yield at July 31, 2014.
(g)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2014.
(h)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$627,625,462

Appreciation	45,651,608
Depreciation	(18,409,208)

Net Unrealized Appreciation	$27,242,400

The book basis may differ from tax basis due to certain tax-related adjustments.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2014	Unrealized Depreciation(1)(2)
	Short Position:
97	U.S. Long Bond	Sep. 2014	$13,259,470	$13,328,406	$(68,936)

(1)	Cash of $423,100 has been segregated to cover requirements for open futures contracts as of July 31, 2014.
(2)	The amount represents fair value derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$654,867,862	$—
Other Financial Instruments*
Futures Contracts	(68,936)	—	—

Total	$(68,936)	$654,867,862	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    September 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    September 19, 2014

*	Print the name and title of each signing officer under his or her signature.